Bank Loans and Notes Payables - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	5.46%			5.46%
Repayment of bonds		$ 500
Mexico
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan	$ 15,650		$ 9,400
Uruguay Colombia and Argentina
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan	$ 1,184		$ 1,670
Top of Range
Disclosure of detailed information about borrowings [line items]
Fixed interest rate	6.04%		8.39%	6.04%
Bottom of Range
Disclosure of detailed information about borrowings [line items]
Fixed interest rate			7.91%
Argentine peso
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 711
Uruguayan peso
Disclosure of detailed information about borrowings [line items]
Notional amount	759
8.27% Debt Bonds, Maturing in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 2,500
Maturity date	2021	2021
Fixed interest rate	8.27%			8.27%
5.46% Debt Bonds Maturing in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 7,500
Maturity date	2023	2023
TIIE + 0.25% Debt Bonds Maturing on 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
Maturity date	2022	2022
Floating interest rate	0.25%			0.25%
7.87% Senior Notes, Maturity Date on Nov. 26, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 8,500
Maturity date	2027	2027
Fixed interest rate	7.87%			7.87%
TIIE + 0.08% Debt Bonds Maturing on 2025
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,727
Floating interest rate	0.08%			0.08%
7. 35 Debt Bonds Maturing in 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 3,000
Fixed interest rate	7.35%			7.35%
2.75 Senior Notes, Maturity Date on January 22, 2030
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 1,250
Fixed interest rate	2.75%			2.75%
1.85% Senior Notes, Maturity Date on September 1, 2032
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 705
Fixed interest rate	1.85%			1.85%
5.25% Senior Notes, Maturity Date on Nov. 26, 2043
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 600
Maturity date	November 26, 2043	November 26, 2043
Fixed interest rate	5.25%			5.25%